DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges [Abstract]
Debt arrangement fees, gross	$ 1,006	$ 1,006
Accumulated amortization	(958)	(936)
Debt arrangement fees, net	$ 48	$ 70